Cover	Aug. 31, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2021
Entity File Number	001-38508
Entity Registrant Name	Trident Acquisitions Corp.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Liberty Plaza
Entity Address, Address Line Two	165 Broadway St
Entity Address, Address Line Three	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(646)
Local Phone Number	229-7549
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one Warrant to acquire one share of common stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one Warrant to acquire one share of common stock
Trading Symbol	TDACU
Security Exchange Name	NASDAQ
Common stock, $0.001 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TDAC
Security Exchange Name	NASDAQ
Warrants
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	TDACW
Security Exchange Name	NASDAQ